Related Party Transactions - Schedule of Aggregate Amount of Compensation Received by the Group’s Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Salaries and wages	$ 6,779	$ 8,989	$ 8,179
Variable cash compensation	19,242	23,390	18,658
Share-based payments			7,217
Total	$ 26,021	$ 32,379	$ 34,054